Derivatives and Hedging Activities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value of outstanding forward and option	$ 97	$ 16
Pretax income from derivatives designated in cash flow hedging relationships	1		$ 13
Estimated net amount of existing gains reported in accumulated other comprehensive income	$ 89